Deferred income tax (Tables)	12 Months Ended
Dec. 31, 2024
Deferred income tax
Schedule of evolution deferred tax assets and liabilities

Deferred tax liabilities

	Property, plant
	and equipment and	Tax inflation
	Intangibles Assets	adjustment	Other liabilities	Total
Balances at January 1, 2024	287,498	10,927	16,182	314,607
Increase/ (decrease) of deferred tax liabilities for the year	48,936	(18,132)	(8,350)	22,454
Translation differences and inflation adjustment	109,697	7,696	5,568	122,961
Balances at December 31, 2024	446,131	491	13,400	460,022
Balances at January 1, 2023	304,726	13,449	7,106	325,281
Increase/(decrease) of deferred tax liabilities for the year	37,230	1,822	8,943	47,995
Translation differences and inflation adjustment	(54,458)	(4,344)	133	(58,669)
Balances at December 31, 2023	287,498	10,927	16,182	314,607

Deferred tax assets

		Tax loss	Property, plant and
	Provisions and	carry	equipment and
	allowances	forwards	Intangibles Assets	Other	Total
Balances at January 1, 2024	23,807	205,376	813	10,008	240,004
(Decrease) / increase of deferred tax assets for the year	(8,152)	(230,917)	(139)	(1,958)	(241,166)
Other (*)	—	(6,887)	—	820	(6,067)
Translation differences and inflation adjustment	5,678	91,252	9	315	97,254
Balances at December 31, 2024	21,333	58,824	683	9,185	90,025
Balances at January 1, 2023	26,266	112,775	989	7,675	147,705
(Decrease) / increase of deferred tax assets for the year	1,786	105,839	(164)	3,231	110,692
Translation differences and inflation adjustment	(4,245)	(13,238)	(12)	(898)	(18,393)
Balances at December 31, 2023	23,807	205,376	813	10,008	240,004

Schedule of expiration dates of deferred tax asset related to tax losses carryforward

	For the year ended December 31,
Expiration date	2024	2023
December 31, 2025	—	73,344
December 31, 2026	2,028	1,095
December 31, 2027	—	38,320
December 31, 2028	47,070	30,384
December 31, 2030	269	—

Schedule of unrecognized deferred income tax

	2024	2023
Deferred tax assets	13,372	62,712
Deferred tax liabilities	(383,369)	(137,315)